As filed with the Securities and Exchange Commission on January 22, 2001
                                                       1933 Act File No. 2-22019
                                                      1940 Act File No. 811-1241
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933           [ ]
                         POST-EFFECTIVE AMENDMENT NO. 76        [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                AMENDMENT NO. 49                [x]

                            EATON VANCE GROWTH TRUST
                            ------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
    ------------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                                (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[x] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Information Age Portfolio and Worldwide Health Sciences Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The prospectus and statement of additional information ("SAI") of each of the Eaton Vance Worldwide Health Sciences Fund and Eaton Vance Information Age Fund were filed electronically with the Commission in Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A (the "Registration Statement") on December 21, 2000 (Accession No. 0000950156-00-000595) and all are incorporated by reference herein.

                   EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                        EATON VANCE INFORMATION AGE FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED JANUARY 1, 2001

1. AS OF THE DATE OF THIS SUPPLEMENT THE ABOVE-REFERENCED FUNDS WILL OFFER CLASS D SHARES. CLASS D SHARES BEAR THE SAME AMOUNT OF EXPENSES AND HAVE THE SAME CONTINGENT DEFERRED SALES CHARGE SCHEDULE AS CLASS B SHARES.

2.   THE FOLLOWING IS ADDED TO "SALES CHARGES":
     The principal underwriter pays compensation to investment dealers on sales of Class D shares (except exchange transactions and reinvestments) equal to 5.5% of the purchase price of the shares.

     CONVERSION FEATURE. After eight years, your Class D shares will automatically convert to Class A shares. Class D shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

3. THE FOLLOWING IS ADDED TO "REDUCING OR ELIMINATING SALES CHARGES" UNDER "SALES CHARGES":

     The Class D CDSC is waived for certain redemptions pursuant to a Withdrawal Plan, in connection with certain redemptions from tax-sheltered retirement plans and following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

4. THE FOLLOWING IS ADDED TO "DISTRIBUTION AND SERVICE FEES" UNDER "SALES CHARGES":

     Class D shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares. Class D shares pay distribution fees of 0.75% of average daily net assets annually. Class D service fees are paid to the principal underwriter.

5.   THE  FOLLOWING  INFORMATION   SUPPLEMENTS  THE  "PERFORMANCE   INFORMATION"
     SECTIONS FOR EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AND FOR EATON VANCE INFORMATION AGE FUND:

                   Eaton Vance Worldwide Health Sciences Fund

Performance Information. The following bar chart and table provide information about Health Sciences Fund's performance, including a comparison of the Fund's performance to the performance of domestic and foreign stock indices. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class A shares for each calendar year through December 31, 2000 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

42.22%  2.26%   26.41%  -6.42%  61.21%  18.39%  10.49%  23.45%  23.92%  81.66%
--------------------------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000

The highest quarterly total return for Class A was 27.16% for the quarter ended December 31, 1998, and the lowest quarterly return was -16.76% for the quarter ended September 30, 1990.

Average Annual Total Return                     One         Five          Ten
as of December 31, 2000                         Year        Years         Years
--------------------------------------------------------------------------------
Class A Shares                                  71.22%      27.92%        25.25%
Class B Shares                                  75.39%      28.70%        25.70%
Class C Shares                                  79.58%      29.03%        25.79%
Standard & Poor's 500 Index                     -9.10%      18.33%        17.44%
Morgan Stanley Capital International
  Europe, Australasia & Far East Index          14.17%       7.13%         8.24%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to September 23, 1996 and January 1, 1998, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The Standard & Poor's 500 Index is an unmanaged index of common stocks trading in the U.S. The MSCI EAFE Index is an unmanaged index of foreign stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.) The Fund's performance is compared to the performance of a domestic and a foreign index because it invests in domestic and foreign securities.

                        Eaton Vance Information Age Fund

Performance Information. The following bar chart and table provide information about Information Age Fund's performance, including a comparison of the Fund's performance to the performance of a global index of equity securities. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year-to-year. The following returns are for Class B shares for each calendar year through December 31, 2000 and do not reflect sales charges. If the sales charge was reflected, the returns would be lower.

13.61%          16.86%          21.91%          82.55%          -17.79%
--------------------------------------------------------------------------------
1996            1997            1998            1999            2000

The highest quarterly total return for Class B was 42.96% for the quarter ended December 31, 1999, and the lowest quarterly return was -12.11% for the quarter ended September 30,1998.

Average Annual Total Return                     One         Five         Since
as of December 31, 2000                         Year        Years      Inception
--------------------------------------------------------------------------------
Class A Shares                                  -22.00%     18.29%      18.06%
Class B Shares                                  -21.66%     19.23%      18.92%
Class C Shares                                  -18.56%     19.14%      18.73%
Morgan Stanley Capital International
   World Index                                   -7.64%     12.40%      12.37%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class A and Class C performance shown above for the period prior to September 18, 1995 and November 22, 1995, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A or Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on September 18, 1995. Life of Fund returns are calculated from September 30, 1995. The MSCI World Index is an unmanaged index of global stocks. Investors cannot invest directly in an Index.


MARCH 1, 2001

                   EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
                        EATON VANCE INFORMATION AGE FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2001

The following information relating to Class D shares supplements the information presented under the corresponding section of the statement of additional information.

1. THE FOLLOWING CHANGES ARE MADE TO "ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES" UNDER "PURCHASING AND REDEEMING SHARES":

     References to "Class B and Class C" are changed to "Class B, Class C and Class D".

2.   THE FOLLOWING IS ADDED TO "SALES CHARGE WAIVERS" UNDER "SALES CHARGES":

     The CDSC applicable to Class D shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class D shares in your account.

3.   THE  FOLLOWING  CHANGES  ARE  MADE TO  "DISTRIBUTION  PLANS"  UNDER  "SALES
     CHARGES":

     a. References to "Class B and Class C Plans" are changed to "Class B, Class C and Class D Plans" in paragraphs three, four, five, six and seven of the section.

     b.   The following is added:

          The principal underwriter currently pays an up-front sales commission of 4% of the purchase price of Class B and Class D shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares and 1.5% on Class D shares.

          The Class D Plan continues in effect from year to year so long as such continuance is approved at least annually be the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operations of the Plan or any agreements related to the Plan ("the "Plan Trustees") and (ii) all of the Trustees then in office. The Class D Plan was initially approved by the Trustees, including the Plan Trustees, on December 11, 2000.



MARCH 1, 2001

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

  (a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, effective October 19, 1998, filed as Exhibit (a)(4) to Post-Effective Amendment No. 73 filed June 30, 1999 and incorporated herein by reference.

     (5) Form of Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, effective December 11, 2000, filed herewith.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2) Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

  (c)       Reference is  made to Item 23(a) and 23(b) above.

  (d)       Not applicable

  (e)(1) Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

     (3) Form of Distribution Agreement dated as of March 1, 2001 between Eaton Vance Growth Trust and Eaton Vance Distributors filed herewith.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
            25, 1999 and incorporated herein by reference.

  (h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

  (h)(2)(a) Amended Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management with attached schedules (including Amended Schedule A dated April 1, 1997) filed as Exhibit (9)(a) to Post-Effective Amendment No. 66 filed January 16, 1997 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated April 1, 1997 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (3)(a) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

        (b) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(b) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000723) filed December 20, 1999 and incorporated herein by reference.

  (i)(1)    Opinion and Consent of Internal Counsel to be filed by amendment.

  (j)(1) Consent of Independent Accountants for Eaton Vance Information Age Fund and Information Age Portfolio filed herewith.

     (2) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
            (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

     (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (5) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules A filed herewith.

  (n)       Not applicable

  (o)(1) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 68 and incorporated herein by reference.

     (2) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated December 11, 2000 filed as Exhibit (o)(4) to Post-Effective Amendment No. 72 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed January 17, 2001 and incorporated herein by reference.

  (p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised November 6, 2000, filed as Exhibit (p)(1) to Post-Effective Amendment No. 75 filed December 21, 2000 and incorporated herein by reference.

     (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

     (3) Code of Ethics adopted by OrbiMed Advisors Inc. effective September 1, 2000 filed as Exhibit (p)(3) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Growth Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (2) Power of Attorney for Eaton Vance Growth Trust dated November 16, 1998 filed as Exhibit (p)(2) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (3) Power of Attorney for Growth Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (4) Power of Attorney for Growth Portfolio dated November 16, 1998 filed as Exhibit (p)(4) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (5) Power of Attorney for Information Age Portfolio dated February 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (6) Power of Attorney for Information Age Portfolio dated November 16, 1998 filed as Exhibit (p)(6) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (7) Power of Attorney for Asian Small Companies Portfolio dated February 14, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 67 filed March 27, 1997 and incorporated herein by reference.

     (8) Power of Attorney for Asian Small Companies Portfolio dated November 16, 1998 filed as Exhibit (p)(8) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

     (9) Power of Attorney for Greater China Growth Portfolio dated February 14, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 67 filed March 27, 1997 and incorporated herein by reference.

     (10) Power of Attorney for Worldwide Health Sciences Portfolio filed as Exhibit (17)(f) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

     (11) Power of Attorney for Worldwide Health Sciences Portfolio dated November 16, 1998 filed as Exhibit (p)(11) to Post-Effective Amendment No. 72 filed December 22, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT Advisers

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 801-43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890) and Orbimed (File No. 801-34429) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Income Fund of Boston
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund

     (b)
         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------          ---------------
  Albert F. Barbaro              Vice President                     None
      Ira Baron                  Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo              Vice President                     None
                                  and Treasurer
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     Ellen Duffy                 Vice President                     None
   Alan R. Dynner       Vice President, Secretary and Clerk       Secretary
 Richard A. Finelli              Vice President                     None
     Kelly Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director     President and Trustee
   Perry D. Hooker               Vice President                     None
     Steve Jones                 Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
     Tim McEwan                  Vice President                     None
 Joseph T. McMenamin             Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
     Matt Raynor                 Vice President                     None
 F. Anthony Robinson             Vice President                     None
   Frances Rogell                Vice President                     None
    Jay S. Rosoff                Vice President                     None
  Stephen M. Rudman              Vice President                     None
   Kevin Schrader                Vice President                     None
  Teresa A. Sheehan              Vice President                     None

  Lawrence Sinsimer           Senior Vice President                 None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
     Peter Sykes                 Vice President                     None
   David M. Thill                Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
     Sue Wilder                  Vice President                     None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited and OrbiMed Advisors Inc..

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on January 22, 2001.

                                EATON VANCE GROWTH TRUST


                                By:     /s/ James B. Hawkes
                                        -----------------------------------
                                        James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities on January 22, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III            Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

John L. Thorndike*              Trustee
---------------------------
John L. Thorndike

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Information Age Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 22, 2001.

                                INFORMATION AGE PORTFOLIO


                                By:     /s/ JAMES B. HAWKES
                                        ------------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on January 22, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III            Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

John L. Thorndike*              Trustee
---------------------------
John L. Thorndike

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on January 22, 2001.

                                WORLDWIDE HEALTH SCIENCES PORTFOLIO


                                By:     /s/ JAMES B. HAWKES
                                        ------------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on January 22, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III            Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

John L. Thorndike*              Trustee
---------------------------
John L. Thorndike

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------
(a)(5)         Form of Amendment and  Restatement  of  Designation  of Series of
               Shares

(e)(3)         Form of Distribution Agreement

(j)(1) Consent of Independent Accountants for Eaton Vance Information Age Fund and Information Age Portfolio

   (2) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences and Worldwide Health Sciences Portfolio

(m)(5)         Class D Distribution Plan